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May 3, 2013

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Heartland Group, Inc. (the "Registrant")

1933 Act Reg. No. 33-11371; 1940 Act File No. 811-4982

Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant named above, we enclose for filing, pursuant to Rule 485(a) of the Securities Act of 1933 (the "Securities Act"), Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (the "Amendment").

The Amendment is being filed to add a new series to the Registrant. Please note that, due to the timing of the filing, this Amendment does not include certain financial and related information. We will file another post-effective amendment in July 2013 to include such information once it is available, and also include the consent of the Funds’ independent registered public accounting firm and the opinion and consent of the Heartland Funds’ counsel.

If you have any questions regarding this letter or further comments on the Amendment, please contact Fred Lautz of this office at (414) 277-5309 (flautz@quarles.com) or me at (414) 277-5629 (mvogel@quarles.com). Thank you in advance for your prompt attention to this matter.

Very truly yours,

Quarles & Brady LLP

/s/ Matthew C. Vogel

Matthew C. Vogel

Enclosure

cc (w/enc):	Vinita Paul, General Counsel and Chief Compliance Officer
Fredrick G. Lautz, Esq.